Supplemental cash flow information	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Supplemental cash flow information
Supplemental cash flow information:
a) Changes in non-cash working capital:
Changes in non-cash working capital for the years ended December 31, 2018 and 2017 are as follows:

For the years ended December 31	2018	2017
Changes in non-cash working capital:
Trade and other receivables	$22,068	$(37,033)
Inventories	(83,495)	(23,136)
Prepaid expenses	(5,993)	(5,702)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	(9,403)	103,601
	(76,823)	37,730
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	81,877	(89,445)
Changes in non-cash working capital	$5,054	$(51,715)
These changes relate to the following activities:
Operating	$5,998	$(49,368)
Financing	—	—
Investing	(944)	(2,347)
Changes in non-cash working capital	$5,054	$(51,715)

The Company has reclassified the presentation of amounts for the year ended December 31, 2017 relating to restricted cash for debt service accounts in other cash payments from Operating activities to Financing activities.

b) Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Finance lease obligations (note 9)
Balance at December 31, 2017	$1,502,271	$204,242

Changes from financing cash flows
Repayment of long-term debt and financing fees	(213,622)	—
Proceeds from limited recourse debt	166,000	—
Payment of finance lease liabilities	—	(8,293)
Total changes from financing cash flows	$(47,622)	$(8,293)

Liability-related other changes
Finance costs	$3,637	$—
New finance leases	—	2,425
Total liability-related other changes	$3,637	$2,425

Balance at December 31, 2018	$1,458,286	$198,374